LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Current loans, financing and debentures	R$ 5,532,543	R$ 3,335,029
Non-current loans, financing and debentures	68,999,788	71,239,562
Total loans, financing and debentures	74,532,331	74,574,591	R$ 79,628,629
Foreign
LOANS, FINANCING AND DEBENTURES
Current loans, financing and debentures	2,612,233	1,107,157
Non-current loans, financing and debentures	57,553,563	60,110,567
Total loans, financing and debentures	R$ 60,165,796	61,217,724
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.40%
Current loans, financing and debentures	R$ 4,174	11,207
Total loans, financing and debentures	4,174	11,207
Foreign | Bonds
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 39,928,218
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.00%
Current loans, financing and debentures	R$ 832,242	907,059
Non-current loans, financing and debentures	39,928,218	43,218,286
Total loans, financing and debentures	40,760,460	44,125,345
Foreign | Export credits ("export prepayments")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 14,597,783
Foreign | Export credits ("export prepayments") | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.20%
Current loans, financing and debentures	R$ 1,719,005	156,156
Non-current loans, financing and debentures	14,597,783	16,779,064
Total loans, financing and debentures	16,316,788	16,935,220
Foreign | Assets financing
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 177,526
Foreign | Assets financing | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	3.60%
Current loans, financing and debentures	R$ 44,320	26,755
Non-current loans, financing and debentures	177,526	113,217
Total loans, financing and debentures	221,846	139,972
Foreign | IFC - International Finance Corporation
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 2,850,036
Foreign | IFC - International Finance Corporation | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.90%
Current loans, financing and debentures	R$ 1,845
Non-current loans, financing and debentures	2,850,036
Total loans, financing and debentures	2,851,881
Foreign | Others
LOANS, FINANCING AND DEBENTURES
Current loans, financing and debentures	10,647	5,980
Total loans, financing and debentures	10,647	5,980
Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Current loans, financing and debentures	2,920,310	2,227,872
Non-current loans, financing and debentures	11,446,225	11,128,995
Total loans, financing and debentures	R$ 14,366,535	13,356,867
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.40%
Current loans, financing and debentures	R$ 55,034	69,495
Non-current loans, financing and debentures	221,302	246,004
Total loans, financing and debentures	R$ 276,336	315,499
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.70%
Current loans, financing and debentures	R$ 53,908	41,640
Non-current loans, financing and debentures	2,346,197	1,775,991
Total loans, financing and debentures	R$ 2,400,105	1,817,631
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.50%
Current loans, financing and debentures	R$ 8,563	18,666
Non-current loans, financing and debentures	2,004	4,011
Total loans, financing and debentures	R$ 10,567	22,677
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	13.30%
Current loans, financing and debentures	R$ 67,951	67,115
Non-current loans, financing and debentures	836,034	814,320
Total loans, financing and debentures	R$ 903,985	881,435
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	9.60%
Current loans, financing and debentures	R$ 1,269,990	1,829,966
Total loans, financing and debentures	1,269,990	1,829,966
Domestic (Brazil) | NCE ("Export Credit Notes")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 1,378,261
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	11.00%
Current loans, financing and debentures	R$ 78,548	76,463
Non-current loans, financing and debentures	1,378,261	1,277,616
Total loans, financing and debentures	1,456,809	1,354,079
Domestic (Brazil) | NCR ("Rural producer certificates")
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 274,265
Domestic (Brazil) | NCR ("Rural producer certificates") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.70%
Current loans, financing and debentures	R$ 12,981	13,144
Non-current loans, financing and debentures	274,265	274,127
Total loans, financing and debentures	R$ 287,246	287,271
Domestic (Brazil) | Export credits ("export prepayments") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.10%
Current loans, financing and debentures	R$ 1,339,409	77,694
Non-current loans, financing and debentures		1,315,813
Total loans, financing and debentures	1,339,409	1,393,507
Domestic (Brazil) | Debentures
LOANS, FINANCING AND DEBENTURES
Non-current loans, financing and debentures	R$ 6,388,162
Domestic (Brazil) | Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	11.70%
Current loans, financing and debentures	R$ 33,926	33,689
Non-current loans, financing and debentures	6,388,162	5,421,113
Total loans, financing and debentures	R$ 6,422,088	R$ 5,454,802